FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Money market funds	$ 66,187	$ 81,429
Available-for-sale marketable securities	77,774	77,616
Derivative assets	114	234
Total financial assets	144,075	159,279
Liabilities:
Derivative liabilities		20
Contingent consideration in connection to the acquisitions	$ 0	69,715
Total financial liabilities		$ 69,735
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative assets	Derivative assets
Level 1 [Member]
Assets:
Money market funds	$ 66,187	$ 81,429
Available-for-sale marketable securities	0	0
Derivative assets	0	0
Total financial assets	66,187	81,429
Liabilities:
Derivative liabilities		0
Contingent consideration in connection to the acquisitions		0
Total financial liabilities		0
Level 2 [Member]
Assets:
Money market funds	0	0
Available-for-sale marketable securities	77,774	77,616
Derivative assets	114	234
Total financial assets	77,888	77,850
Liabilities:
Derivative liabilities		20
Contingent consideration in connection to the acquisitions		0
Total financial liabilities		20
Level 3 [Member]
Assets:
Money market funds	0	0
Available-for-sale marketable securities	0	0
Derivative assets	0	0
Total financial assets	$ 0	0
Liabilities:
Derivative liabilities		0
Contingent consideration in connection to the acquisitions		69,715
Total financial liabilities		$ 69,715